Disclosures about Segments and Related Information (Schedule of Geographical Information) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	€ 1,418,067	€ 1,634,334	€ 1,222,900
Long-lived assets	275,436	260,180	197,937
Total assets	1,499,506	1,582,221	1,214,117
Capital expenditures	68,162	89,218	102,974
Purchase of intangible assets	4,630	7,051	624
Europe [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	255,795	338,065	76,235
Long-lived assets	17,587	16,021	1,978
Total assets	473,561	406,586	40,470
Capital expenditures	7,098	7,425	186
Purchase of intangible assets	1,732	29	0
United States [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	197,566	185,943	112,863
Long-lived assets	22,567	13,110	9,395
Total assets	128,484	131,498	85,065
Capital expenditures	12,837	8,429	7,059
Purchase of intangible assets	437	779	0
Japan [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	59,385	96,697	90,394
Long-lived assets	17,313	18,273	19,409
Total assets	71,838	120,717	92,547
Capital expenditures	4,947	1,559	5,388
Purchase of intangible assets	72	635	0
Southeast Asia [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	905,321	1,013,629	943,408
Long-lived assets	217,849	212,605	167,020
Total assets	717,986	733,571	839,720
Capital expenditures	43,280	71,720	90,279
Purchase of intangible assets	997	1,378	607
Corporate [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	0	0	0
Long-lived assets	120	171	135
Total assets	107,637	189,849	156,315
Capital expenditures	0	85	62
Purchase of intangible assets	€ 1,392	€ 4,230	€ 17